Debt and Commitments - Schedule of Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term debt	$ 995	$ 332
Less due within one year	184	230
Total long term non current debt	811	102
Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	750
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	173	239
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	19	26
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 53	$ 67